Northwestern Mutual Series Fund, Inc.

Supplement dated December 10, 2012

to the

Statutory Prospectus Dated May 1, 2012

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Series Fund”) dated May 1, 2012, as supplemented on May 22, 2012, June 29, 2012, July 10, 2012, August 14, 2012 and August 29, 2012 (the “Prospectus”). You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Portfolio Manager Updates

Mid Cap Growth Stock Portfolio

Effective November 16, 2012, Jill M. Grueninger no longer serves as co-portfolio manager for the Mid Cap Growth Stock Portfolio or for the corresponding mid cap portions of the Balanced and Asset Allocation Portfolios. Accordingly, the summary for the Mid Cap Growth Stock Portfolio contained in the Prospectus is hereby amended as of such date to replace the corresponding information in the “PORTFOLIO MANAGEMENT” section of such summary with the following information:

“Portfolio Manager: Curtis J. Ludwick is a Director of MSA and joined The Northwestern Mutual Life Insurance Company in 1996. He has managed the Portfolio since 2007.”

In addition, the information about Ms. Grueninger contained in the “Mid Cap Growth Stock Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” shall be deleted as of such date.

Small Cap Growth Stock Portfolio

Effective November 16, 2012, Paul A. Rokosz no longer serves as co-portfolio manager for the Small Cap Growth Stock Portfolio or for the corresponding small cap portions of the Balanced and Asset Allocation Portfolios. Accordingly, the summary for the Small Cap Growth Stock Portfolio contained in the Prospectus is hereby amended as of such date to replace the corresponding information in the “PORTFOLIO MANAGEMENT” section of such summary with the following information:

“Portfolio Manager: Andy Eng is a Director of MSA and joined The Northwestern Mutual Life Insurance Company in 2000. He has managed the Portfolio since 2012.”

In addition, the information about Mr. Rokosz contained in the “Small Cap Growth Stock Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” shall be deleted as of such date.

Short-Term Bond and Select Bond Portfolios

Effective December 31, 2012, R. David Ells will no longer serve as a co-portfolio manager for the Short-Term Bond and Select Bond Portfolios or for the corresponding investment grade bond portions of the Balanced and Asset Allocation Portfolios. Accordingly, the summary for the Short-Term Bond Portfolio contained in the Prospectus is hereby amended as of such date to replace the corresponding information in the “PORTFOLIO MANAGEMENT” section of such summary with the following information:

“Portfolio Manager: Brian K. Yeazel is a Managing Director of MSA and joined The Northwestern Mutual Life Insurance Company in 1994. He has managed the Portfolio since 2010.”

In addition, the summary for the Select Bond Portfolio contained in the Prospectus is hereby amended as of such date to replace the corresponding information in the “PORTFOLIO MANAGEMENT” section of such summary with the following information:

“Portfolio Managers: Steven J. Lyons is a Director of MSA and joined The Northwestern Mutual Life Insurance Company (Northwestern Mutual) in 1996. He has co-managed the Portfolio since 2010.

Brian K. Yeazel is a Managing Director of MSA and joined Northwestern Mutual in 1994. He has co-managed the Portfolio since 2012.”

Finally, the information about Mr. Ells contained in the “Short-Term Bond Portfolio” and “Select Bond Portfolio” paragraphs of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” shall be deleted as of such date.

Balanced and Asset Allocation Portfolios

In light of the changes described above, the summary for each of the Balanced and Asset Allocation Portfolios contained in the Prospectus is hereby amended to replace the corresponding information in the “PORTFOLIO MANAGEMENT” section of each such summary with the following information, effective as of November 16, 2012 with respect to Ms. Grueninger and Mr. Rokosz, and as of December 31, 2012 with respect to Mr. Ells:

“Portfolio Managers: R. David Ells, co-lead manager of the Portfolio since 2007, is a Managing Director of MSA and joined MSA in 2004.

Michael Holloway, co-lead manager of the Portfolio since 2012, manages the international equity portion of the Portfolio, is a Director of MSA and joined The Northwestern Mutual Life Insurance Company (Northwestern Mutual) in 1997.

Mary R. Linehan manages the large cap portion of the Portfolio, is a Managing Director of MSA and joined MSA in 2007.

Curtis J. Ludwick manages the mid cap portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 1996.

Andy Eng manages the small cap portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 2000.

Steven J. Lyons manages the investment grade bond portion of the Portfolio, is a Director of MSA and joined MSA in 2006.

Andrew T. Wassweiler manages the high yield bond portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 1997.”

In addition, the following information replaces the corresponding information under the “Balanced Portfolio/Asset Allocation Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“R. David Ells is co-lead manager of each Portfolio. For Mr. Ells’ biographical information, please refer to “Index 500 Stock Portfolio,” above.

Michael Holloway is co-lead manager, and also manages the international equity portion of each Portfolio. He is a Director in the Tactical Asset Allocation Division at Mason Street Advisors and joined Northwestern Mutual in 1997. Mr. Holloway also acts as a portfolio manager for other of Mason Street Advisors’ client accounts.

Mary R. Linehan has primary responsibility for the large cap portion of each Portfolio. For Ms. Linehan’s biographical information, please refer to “Large Cap Core Stock Portfolio,” above.

Curtis J. Ludwick has primary responsibility for the mid cap portion of each Portfolio. For Mr. Ludwick’s biographical information, please refer to “Mid Cap Growth Stock Portfolio,” above.

Andy Eng has primary responsibility for the small cap portion of each Portfolio. For Mr. Eng’s biographical information, please refer to “Small Cap Growth Stock Portfolio,” above.

Steven J. Lyons manages the investment grade bond portion of each Portfolio. For Mr. Lyons’ biographical information, please refer to “Select Bond Portfolio,” above.

Andrew T. Wassweiler has primary responsibility for the high yield bond portion of each Portfolio. For Mr. Wassweiler’s biographical information, please refer to “High Yield Bond Portfolio,” above.”

Amendments to Investment Sub-Advisory Agreements with Certain Sub-Advisers

Effective November 15, 2012, the Board of Directors of the Series Fund approved amended and restated investment sub-advisory agreements between Mason Street Advisors, LLC (“Mason Street Advisors”) and (i) T. Rowe Price Associates, Inc. (“T. Rowe Price”) with respect to the Small Cap Value and Equity Income Portfolios; (ii) Pacific Investment Management Company, LLC (“PIMCO”) with respect to the Long-Term U.S. Government Bond and Multi-Sector Bond Portfolios; and (iii) Credit Suisse Asset Management, LLC (“Credit Suisse”) relating to the Commodities Return Strategy Portfolio and the NMSF Cayman Commodity Fund, Ltd. (the “Amended Agreements”). In approving the Amended Agreements, the Series Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Series Fund and Mason Street Advisors to amend investment sub-advisory agreements without shareholder approval so long as, among other conditions, shareholders are provided notice of the amendment.

The Amended Agreements, which conform the existing agreements with T. Rowe Price, PIMCO and Credit Suisse to Mason Street Advisors’ current form of Investment Sub-Advisory Agreement, include provisions relating to developments in the investment management industry and memorialize certain business practices in place between Mason Street Advisors and its sub-advisers. The Amended Agreements also include an obligation to monitor for applicable investment limitations and restrictions, including in foreign jurisdictions. Finally, the Amended Agreements provide additional clarity regarding the sub-advisers’ respective responsibilities in connection with the performance of various operational matters, including the purchase and sale of foreign currency and monitoring for and processing corporate and class actions. The Amended Agreements did not include any changes to fees.

Northwestern Mutual Series Fund, Inc.

Mid Cap Growth Stock Portfolio

Supplement dated December 10, 2012

to the

Summary Prospectus for the Mid Cap Growth Stock Portfolio Dated May 1, 2012

The following information supplements the Summary Prospectus for the Mid Cap Growth Stock Portfolio of the Northwestern Mutual Series Fund, Inc. dated May 1, 2012 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Portfolio Manager Update

Effective November 16, 2012, Jill M. Grueninger no longer serves as co-portfolio manager for the Mid Cap Growth Stock Portfolio. The “PORTFOLIO MANAGEMENT” section of the Summary Prospectus is hereby amended with the following information:

“Portfolio Manager: Curtis J. Ludwick is a Director of MSA and joined The Northwestern Mutual Life Insurance Company in 1996. He has managed the Portfolio since 2007.”

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio

Supplement dated December 10, 2012

to the

Summary Prospectus for the Small Cap Growth Stock Portfolio Dated May 1, 2012

The following information supplements the Summary Prospectus for the Small Cap Growth Stock Portfolio of the Northwestern Mutual Series Fund, Inc. dated May 1, 2012 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Portfolio Manager Update

Effective November 16, 2012, Paul A. Rokosz no longer serves as co-portfolio manager for the Small Cap Growth Stock Portfolio. The “PORTFOLIO MANAGEMENT” section of the Summary Prospectus is hereby amended with the following information:

“Portfolio Manager: Andy Eng is a Director of MSA and joined The Northwestern Mutual Life Insurance Company in 2000. He has managed the Portfolio since 2012.”

Northwestern Mutual Series Fund, Inc.

Select Bond Portfolio

Supplement dated December 10, 2012

to the

Summary Prospectus for the Select Bond Portfolio Dated May 1, 2012

The following information supplements the Summary Prospectus for the Select Bond Portfolio of the Northwestern Mutual Series Fund, Inc. dated May 1, 2012 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Portfolio Manager Update

Effective December 31, 2012, R. David Ells will no longer serve as a co-portfolio manager for the Select Bond Portfolio. The “PORTFOLIO MANAGEMENT” section of the Summary Prospectus is hereby amended as of such date with the following information:

“Portfolio Managers: Steven J. Lyons is a Director of MSA and joined The Northwestern Mutual Life Insurance Company (Northwestern Mutual) in 1996. He has co-managed the Portfolio since 2010.

Brian K. Yeazel is a Managing Director of MSA and joined Northwestern Mutual in 1994. He has co-managed the Portfolio since 2012.”

Northwestern Mutual Series Fund, Inc.

Short-Term Bond Portfolio

Supplement dated December 10, 2012

to the

Summary Prospectus for the Short-Term Bond Portfolio Dated May 1, 2012

The following information supplements the Summary Prospectus for the Short-Term Bond Portfolio of the Northwestern Mutual Series Fund, Inc. dated May 1, 2012 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Portfolio Manager Update

Effective December 31, 2012, R. David Ells will no longer serve as a co-portfolio manager for the Short-Term Bond Portfolio. The “PORTFOLIO MANAGEMENT” section of the Summary Prospectus is hereby amended as of such date with the following information:

“Portfolio Manager: Brian K. Yeazel is a Managing Director of MSA and joined The Northwestern Mutual Life Insurance Company in 1994. He has managed the Portfolio since 2010.”

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio

Supplement dated December 10, 2012

to the

Summary Prospectus for the Balanced Portfolio Dated May 1, 2012

The following information supplements the Summary Prospectus for the Balanced Portfolio of the Northwestern Mutual Series Fund, Inc. dated May 1, 2012 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Portfolio Manager Updates

Effective November 16, 2012, Jill M. Grueninger no longer manages the mid cap portion and Paul A. Rokosz no longer manages the small cap portion of the Balanced Portfolio. Effective December 31, 2012, David R. Ells will no longer manage the investment grade bond portion of the Portfolio. The “PORTFOLIO MANAGEMENT” section of the Summary Prospectus is hereby amended with the following information, effective as of November 16, 2012 with respect to Ms. Grueninger and Mr. Rokosz and as of December 31, 2012 with respect to Mr. Ells:

“Portfolio Managers: R. David Ells, co-lead manager of the Portfolio since 2007, is a Managing Director of MSA and joined MSA in 2004.

Michael Holloway, co-lead manager of the Portfolio since 2012, manages the international equity portion of the Portfolio, is a Director of MSA and joined The Northwestern Mutual Life Insurance Company (Northwestern Mutual) in 1997.

Mary R. Linehan manages the large cap portion of the Portfolio, is a Managing Director of MSA and joined MSA in 2007.

Curtis J. Ludwick manages the mid cap portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 1996.

Andy Eng manages the small cap portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 2000.

Steven J. Lyons manages the investment grade bond portion of the Portfolio, is a Director of MSA and joined MSA in 2006.

Andrew T. Wassweiler manages the high yield bond portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 1997.”

Northwestern Mutual Series Fund, Inc.

Asset Allocation Portfolio

Supplement dated December 10, 2012

to the

Summary Prospectus for the Asset Allocation Portfolio Dated May 1, 2012

The following information supplements the Summary Prospectus for the Asset Allocation Portfolio of the Northwestern Mutual Series Fund, Inc. dated May 1, 2012 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Portfolio Manager Updates

Effective November 16, 2012, Jill M. Grueninger no longer manages the mid cap portion and Paul A. Rokosz no longer manages the small cap portion of the Asset Allocation Portfolio. Effective December 31, 2012, David R. Ells will no longer manage the investment grade bond portion of the Portfolio. The “PORTFOLIO MANAGEMENT” section of the Summary Prospectus is hereby amended with the following information, effective as of November 16, 2012 with respect to Ms. Grueninger and Mr. Rokosz and as of December 31, 2012 with respect to Mr. Ells:

“Portfolio Managers: R. David Ells, co-lead manager of the Portfolio since 2007, is a Managing Director of MSA and joined MSA in 2004.

Michael Holloway, co-lead manager of the Portfolio since 2012, manages the international equity portion of the Portfolio, is a Director of MSA and joined The Northwestern Mutual Life Insurance Company (Northwestern Mutual) in 1997.

Mary R. Linehan manages the large cap portion of the Portfolio, is a Managing Director of MSA and joined MSA in 2007.

Curtis J. Ludwick manages the mid cap portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 1996.

Andy Eng manages the small cap portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 2000.

Steven J. Lyons manages the investment grade bond portion of the Portfolio, is a Director of MSA and joined MSA in 2006.

Andrew T. Wassweiler manages the high yield bond portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 1997.”